Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	December 1, 2006

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Advisor Series VII (the trust):

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund (the funds)

File Nos. 002-67004 and 811-03010

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Eric D. Roiter
Eric D. Roiter
Secretary